Significant Accounting Policies - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies - Recent Accounting Pronouncements
Significant Accounting Policies - Recent Accounting Pronouncements

2. Significant Accounting Policies – Recent Accounting Pronouncements

a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of OceanPal Inc. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first considering if an entity meets the definition of a variable interest entity (“VIE”) for which the Company is deemed to be the primary beneficiary under the VIE model, or if the Company controls an entity through a majority of voting interest based on the voting interest model. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. For entities in which the Company has a variable interest, the Company determines if the entity is a VIE by considering whether the entity’s equity investment at risk is sufficient to finance its activities without additional subordinated financial support and whether the entity’s at-risk equity holders have the characteristics of a controlling financial interest. In performing the analysis of whether the Company is the primary beneficiary of a VIE, the Company considers whether it individually has the power to direct the activities of the VIE that most significantly affect the entity’s performance and also has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company reconsiders the initial determination of whether an entity is a VIE if certain types of events (“reconsideration events”) occur. The Company’s evaluation did not result in an identification of consolidated variable interest entities as of December 31, 2022 and 2021.

b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c) Other Comprehensive Income / (Loss): The Company has no other comprehensive income/(loss) and accordingly comprehensive income/(loss) equals net income/(loss) for the periods presented.

d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

e) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of up to about three months to be cash equivalents.

f) Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire from lease agreements, net of allowance for doubtful accounts related to expected uncollectible accounts receivable, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate allowance for doubtful accounts. The Company assessed its accounts receivable, trade and its credit risk relating to its charterers, following the outbreak of the COVID-19 and the Russo-Ukrainian conflict, and the effect that these could have on its accounts. Allowance for doubtful accounts related to expected uncollectible accounts receivable was established to $15 and nil as of December 31, 2022 and 2021, respectively (Note 9). The Company does not recognize interest income on trade receivables as all balances are usually settled within a year.

g) Inventories: Inventories consist of lubricants and victualling which are stated, on a consistent basis, at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when on the balance sheet date a vessel is without employment, or remains idle. Bunkers, if any, are also stated at the lower of cost or net realizable value and cost is determined by the first in, first out method.

h) Vessels, net: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition or during construction. Expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are charged to expense as incurred. As at balance sheet date, vessels are stated at cost less accumulated depreciation expense and impairment charge, if any. In case of vessel acquisitions, the agreed contract price of which includes non-cash consideration through issuance of equity instruments to the seller, the vessel acquisition is accounted for under the provisions of ASC 360 and the non-cash consideration is assessed through fair value measurement.

i) Impairment of Long-Lived Assets: Long-lived assets are reviewed for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount of an asset may not be recoverable. When the estimate of undiscounted projected net operating cash flows, expected to be generated by the use of an asset over its remaining useful life and its eventual disposition is less than its carrying amount plus unamortized dry-docking costs, the Company evaluates the asset for impairment loss. Measurement of the impairment loss is based on the fair value of the asset, determined mainly by third party valuations. The current conditions in the shipping market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment.

In developing estimates of future undiscounted projected net operating cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to future charter rates for the unfixed days and future fleet utilization rate. Other assumptions used, are charter rates calculated for the fixed days using the fixed charter rate of each vessel from existing time charters; the expected outflows for scheduled vessels’ maintenance; vessel operating expenses; estimated remaining useful life of each vessel and the vessels’ residual value if sold for scrap. The assumptions used to develop estimates of future undiscounted projected net operating cash flows are based on historical trends as well as future expectations, employment prospects under the then current market conditions and vessels’ age. In particular, for the unfixed days, the Company uses the most recent ten-year average of historical six-months’ time charter rates available for each type of vessel over the remaining estimated life of each vessel, net of commissions. Historical ten-year blended average six-months’ time charter rates are in line with the Company’s overall chartering strategy, they reflect the full operating history of vessels of the same type and particulars with the Company’s operating fleet and they cover at least a full business cycle, where applicable. In addition, effective fleet utilization is assumed to 97% in the Company’s exercise, which is additionally affected by the period(s) each vessel is expected to undergo her scheduled maintenance, assumptions in line with the Company’s historical performance and its expectations for future fleet utilization under its fleet employment strategy. This calculation is then compared with the vessels’ net book value plus unamortized dry-docking costs. The difference between the carrying amount of the vessel plus unamortized dry-docking costs and their fair value is recognized in the Company's accounts as impairment loss. No impairment loss was identified or recorded in the year ended December 31, 2022 and for the period from inception date (April 15,2021) to December 31, 2021.

j) Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

k) Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold or impaired are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale or impairment.

l) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash, trade accounts receivable and amounts due to/from related parties. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk (Note 9).

m) Accounting for Revenues and Expenses: Revenues are generated from time charter agreements which contain a lease as they meet the criteria of a lease under ASC 842. Agreements with the same charterer are accounted for as separate agreements according to their specific terms and conditions. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers. The charterer pays to third parties port, canal and bunkers consumed during the term of the time charter agreement. Such costs are considered direct costs and are not recorded as they are directly paid by charterers, unless they are for the account of the owner, in which case they are included in voyage expenses. The Company incurs voyage expenses such as commissions, bunkers (fuel oil and diesel oil), and port expenses relating to owners’ matters. When a vessel is delivered to a charterer, bunkers are purchased by the charterer and sold back to the Company on the redelivery of the vessel. Bunker gain, or loss, result when a vessel is redelivered by a charterer and delivered to the next charterer at different bunker prices, or quantities. For the year ended December 31, 2022 and for the period from inception (April 15, 2021) through December 31, 2021, the Company incurred loss and gain on bunkers amounting to $1,949 and $63, respectively, resulting mainly from the difference in the value of bunkers paid by the Company when the vessel is redelivered to the Company from the charterer under the vessel’s previous time charter agreement and the value of bunkers sold by the Company when the vessel is delivered to a new charterer. This gain or loss is included in “Voyage expenses” in the accompanying consolidated statements of operations. Under a time charter agreement, the owner pays for the operation and the maintenance of the vessel, including crew, insurance, spares and repairs, which are recognized in operating expenses. Revenues from time charter agreements providing for variable lease payments are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. The Company, as lessor, has elected to apply the practical expedient not to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel) as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease, as the criteria of the paragraphs ASC 842-10-15-42A through 42B are met. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the vessel rather than to the services provided under the time charter contracts. Also, the Company elected to apply a package of practical expedients which does not require the Company, as a lessor, to reassess: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether initial direct costs for any expired or existing leases would qualify for capitalization under ASC 842. Apart from the agreed hire rate, the owner may be entitled to an additional income, such as ballast bonus, which is considered as reimbursement of owner's expenses and is recognized together with the lease component over the duration of the charter. The Company has made an accounting policy election to recognize the related ballast costs incurred, mainly consisting of bunkers’ consumption, over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, as contract fulfillment costs in accordance with ASC 340-40, and amortize them over the charter period. Commissions paid to brokers are deferred and amortized over the related charter period to the extent revenue has been deferred, since commissions are earned as the Company’s revenues are earned. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met. The majority of the vessels are employed on short to medium-term time charter contracts, which provides flexibility in responding to market developments. The Company monitors developments in the dry bulk shipping industry on a regular basis and adjusts the charter hire periods for the vessels according to prevailing market conditions.

n) Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in “Vessel operating expenses” in the accompanying consolidated statements of operations.

o) Earnings / (loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Unvested preferred shares granted under the Company’s incentive plan, or else, and Class A warrants are entitled to receive dividends which are not refundable, and therefore are considered participating securities for basic earnings per share calculation purposes, using the two-class method. The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security considering both dividends declared (or accumulated) and participation rights in undistributed earnings as if all such earnings had been distributed during the period. Under this method, net income is reduced by the amount of dividends declared or accumulated in the current period for common stockholders and participating security holders. The remaining earnings or “undistributed earnings” are allocated between common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. Once calculated, the earnings / (loss) per common share is computed by dividing the net income /(loss) attributable to common stockholders by the weighted average number of common shares outstanding during each year presented. Diluted earnings / (loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. Diluted earnings / (loss) attributable to common stockholders per common share is computed by dividing the net income / (loss) attributable to common stockholders by the weighted average number of common shares outstanding plus the dilutive effect of warrants and shares issued and outstanding under the Company’s incentive plan during the applicable periods and the dilutive effect of convertible securities during the applicable periods as well. The treasury stock method is used to compute the dilutive effect of warrants and shares issued under the Company’s incentive plan. The if converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible preferred stock. The two-class method is used for diluted earnings / (loss) per common share when such is the most dilutive method, considering anti – dilution sequencing as per ASC 260. For purposes of the if converted calculation, the conversion price of convertible preferred stock is based on the fixed conversion price or on the average market price when the number of shares that may be issued is variable. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

p) Segmental Reporting: The Company engages in the operation of dry-bulk vessels which has been identified as one reportable segment. The operation of the vessels is the main source of revenue generation, the services provided by the vessels are similar and they all operate under the same economic environment. Additionally, the vessels do not operate in specific geographic areas, as they trade worldwide; they do not trade in specific trade routes, as their trading (route and cargo) is dictated by the charterers; and the Company does not evaluate the operating results for each type of dry bulk vessel (i.e. Panamax or Capesize) for the purpose of making decisions about allocating resources and assessing performance.

q) Fair Value Measurements: The Company follows the provisions of ASC 820 "Fair Value Measurements and Disclosures", which defines fair value and provides guidance for using fair value to measure assets, liabilities and equity instruments classified in stockholders’ equity. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability or the consideration to transfer equity interests issued in an orderly transaction between market participants in the market in which the reporting entity transacts. The fair value measurement assumes that an instrument classified in stockholders’ equity is transferred to a market participant at the measurement date. The transfer of an instrument classified in stockholders’ equity assumes that the instrument would remain outstanding, and the market participant takes on the rights and responsibilities associated with the instrument. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets, liabilities and equity instruments classified in stockholders’ equity carried at the fair value in one of the following categories: Level 1: Quoted market prices in active markets for identical assets or liabilities or equity instruments; Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; Level 3: Unobservable inputs that are not corroborated by market data.

r) Share Based Payments: The Company issues restricted share awards which are measured at their grant date fair value and are not subsequently re-measured. That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

s)Going concern: The Company follows the provisions of ASC 205-40 “Presentation of financial statements – Going Concern”, which provides guidance on management's responsibility in evaluating whether there is substantial doubt about a company's ability to continue as a going concern and on related required footnote disclosures. Management evaluates, at each reporting period, whether there are conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year from the date the financial statements are issued.

t) Financial Instruments, credit losses: At each reporting date, the Company evaluates its financial assets individually for credit losses and presents such assets in the net amount expected to be collected on such financial asset. When financial assets present similar risk characteristics, these are evaluated on a collective basis. When developing an estimate of expected credit losses the Company considers available information relevant to assessing the collectability of cash flows such as internal information, past events, current conditions and reasonable and supportable forecasts. No provision for credit losses were recorded in 2022 and 2021.

u) Evaluation of Nonmonetary Transactions: When the Company enters into a nonmonetary transaction as defined broadly under ASC 845, it determines whether the transaction is a contribution of an asset or a business by assessing the definition of a business under ASC 805 and whether the transaction is pro-rata. A transaction is considered pro rata if each owner receives an ownership interest in the transferee in proportion to its existing ownership interest in the transferor (even if the transferor retains an ownership interest in the transferee). In accordance with FASB Topic 805 Business Combinations: Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not a business. To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets contributed under nonmonetary transactions that do not meet the definition of a business, are measured at their fair values on the transaction date in accordance with ASC 845, if the fair value is objectively measurable and clearly realizable in an outright sale at or near the distribution.

v) Distinguishing liabilities from equity: The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. i) The Company in its assessment for the accounting of the Series C and Series D preferred stock (Note 6(e) and 6(h)), has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the preferred shares should be classified as permanent equity instead of liability or temporary equity. In its assessment, the Company analyzed key features of the Series C and Series D preferred stock to determine whether they are more akin to equity or to debt, examined whether embedded features identified fall under the definition of a derivative according to the provisions of ASC 815 or whether those features require bifurcation (other than those with de minimis value) or affect classification in permanent equity. The Company evaluated the conversion rights of holders of Series C and Series D Preferred Stock in variable number of common shares as redemption features, in accordance with the applicable accounting standard. ii) The Company in its assessment for the accounting of the Class A and the prefunded warrants issued in connection with the underwritten public offering that closed within January 2022 (Note 6(a) and 6(b)), has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the aforementioned warrants are out of the scope of ASC 480. The Company further analyzed key features of the warrants and determined that classification in permanent equity is appropriate, and no features required bifurcation (other than those with de minimis value). In its assessment, the Company examined whether certain features identified fall under the definition of a derivative according to the provisions of ASC 815 or whether those features require bifurcation (other than those with de minimis value) or affect the classification in permanent equity. Upon exercise of the warrants, the holder is entitled to receive common shares.

w) Redemption of Shares of Convertible Preferred Stock for issuance of Shares of Common Stock: In case of conversion of preferred stock to common stock, with the conversion feature assessed by the Company at first as per ASC 480-10-25-14 and then determined as requiring evaluation as a redemption feature (Note 2(v)), the Company considers  as applicable the redemption accounting. A redemption of preferred stock according to its original terms may be paid using cash, other instruments issued by the issuer or other assets (individually and collectively, the consideration) and may include a premium or discount. As per ASC 260-10-S99-2 a premium paid on redemption represents a return similar to a dividend to the preferred holder. In particular, when the Company determines that on the redemption date there is a difference in the carrying value of the preferred stock, as compared to the fair value of the common shares issued, that value represents a dividend to the preferred holders, which should be deducted from (if a premium) or added to (if a discount) the net income/(loss) to arrive at the net income/(loss) available to common stockholders (Note 6(h) and 7).

x) Offering Expenses: Expenses directly attributable to an equity offering are deferred and set off against the proceeds of the offering within additional paid-in capital, unless the offering is aborted, in which case they are written-off and charged to net income/(loss). Deferred offering expenses in relation to ongoing offerings not materialized as at December 31, 2022 and 2021, amounted to $376 and $152, respectively, and are presented in “Deferred charges, net” in the accompanying consolidated balance sheets.

New Accounting Pronouncements - Not Yet Adopted

There are no recent accounting pronouncements, the adoption of which is expected to have a material impact on the Company’s consolidated financial statements and related disclosures in the current or any future periods.